SCHEDULE OF RECONCILIATION OF DERIVATIVE LIABILITY (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability, ending balance	$ 897,631	$ 133,669
Initial fair value of derivative liability recorded as debt discount	853,800	1,115,000
Initial fair value of derivative liability charged to other expense	2,240,908	1,610,913
Gain on change in fair value included in earnings	(3,267,323)	(1,961,951)
Derivative liability relieved by conversions of convertible promissory notes	(725,016)
Derivative liability, ending balance		$ 897,631